The Hartford Quality Bond Fund
The Hartford Quality Bond Fund

NOVEMBER 1, 2017

SUPPLEMENT TO

FIXED INCOME FUNDS PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED SEPTEMBER 28, 2017

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS, II INC.)

This Supplement contains new and additional information about The Hartford Quality Bond Fund and should be read in connection with your Prospectus.

Effective immediately, under the heading “The Hartford Quality Bond Fund Summary Section – Your Expenses,” the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples and portfolio turnover paragraph, are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - The Hartford Quality Bond Fund	Class A		Class T	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		2.50%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	1.00%	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The Hartford Quality Bond Fund		Class A	Class T	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Management fees	[1]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees		0.25%	0.25%	1.00%	none	0.50%	0.25%	none	none	none
Total other expenses	[2]	0.26%	0.26%	0.26%	0.28%	0.36%	0.30%	0.25%	0.20%	0.15%
Administrative services fee		none	none	none	none	0.20%	0.15%	0.10%	none	none
Other expenses		0.26%	0.26%	0.26%	0.28%	0.16%	0.15%	0.15%	0.20%	0.15%
Acquired fund fees and expenses	[3]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses		0.93%	0.93%	1.68%	0.70%	1.28%	0.97%	0.67%	0.62%	0.57%
Fee waiver and/or expense reimbursement	[4]	0.06%	0.06%	0.06%	0.08%	0.07%	0.01%	0.01%	0.06%	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[4]	0.87%	0.87%	1.62%	0.62%	1.21%	0.96%	0.66%	0.56%	0.46%
[1]	"Management fees" have been restated to reflect current fees.
[2]	"Total other expenses" have been restated for Class A, C, I, R3, R4, R5, F and Y shares to reflect expenses as of the six-month period ended April 30, 2017 and, with respect to Class Y shares, to reflect the removal, effective May 1, 2017, of a cap on the transfer agency fee. In addition, "Total other expenses" are based on estimated amounts for Class T and F shares.
[3]	"Acquired fund fees and expenses" have been restated to reflect expenses as of the six-month period ended April 30, 2017.
[4]	Effective November 1, 2017 through February 28, 2019, Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.85% (Class A), 0.85% (Class T), 1.60% (Class C), 0.60% (Class I), 1.19% (Class R3), 0.94% (Class R4), 0.64% (Class R5), 0.54% (Class Y) and 0.44% (Class F). In addition, effective November 1, 2017 through February 28, 2019, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to waive and/or reimburse a portion of the transfer agency fee to the extent necessary to maintain the transfer agency fees as follows: 0.25% (Class A), 0.25% (Class T), 0.25% (Class C), 0.20% (Class I), 0.02% (Class R3), 0.02% (Class R4), 0.02% (Class R5), and 0.06% (Class Y). HASCO has also contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018, and thereafter, has agreed to waive and/or reimburse a portion of the transfer agency fee to the extent necessary to maintain the transfer agency fee at 0.004% of the average daily net assets of Class F shares through February 28, 2019. Each contractual arrangement, except the reimbursement of the entire transfer agency fee for Class F, shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)
•	You reinvest all dividends and distributions
•	You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - The Hartford Quality Bond Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	535	727	936	1,536
Class T	337	533	746	1,359
Class C	265	524	907	1,982
Class I	63	216	382	863
Class R3	123	399	696	1,539
Class R4	98	308	535	1,189
Class R5	67	213	372	834
Class Y	57	192	340	769
Class F	47	172	307	703

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - The Hartford Quality Bond Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	535	727	936	1,536
Class T	337	533	746	1,359
Class C	165	524	907	1,982
Class I	63	216	382	863
Class R3	123	399	696	1,539
Class R4	98	308	535	1,189
Class R5	67	213	372	834
Class Y	57	192	340	769
Class F	47	172	307	703

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

This Supplement should be retained with your Prospectus for future reference.